Intangible Assets, Net (Details) - Schedule of Intangible Assets - USD ($)	12 Months Ended
	Jun. 30, 2024	Jun. 30, 2023
Intangible Assets, Net (Details) - Schedule of Intangible Assets [Line Items]
Less: accumulated amortization	$ (1,496,090)	$ (1,485,359)
Less: impairment	(6,551,529)	(6,551,529)
Intangible assets, net	2,377	31,332
Customer relationships [Member]
Intangible Assets, Net (Details) - Schedule of Intangible Assets [Line Items]
Intangible assets, gross	7,748,590	7,748,590
Copyrights and trademarks [Member]
Intangible Assets, Net (Details) - Schedule of Intangible Assets [Line Items]
Intangible assets, gross	242,556	242,556
Software [Member]
Intangible Assets, Net (Details) - Schedule of Intangible Assets [Line Items]
Intangible assets, gross	16,756	35,556
Senior care service App [Member]
Intangible Assets, Net (Details) - Schedule of Intangible Assets [Line Items]
Intangible assets, gross	$ 42,094	$ 41,518